Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 18, 2011 to the Natixis Equity Funds Class ABC Prospectus for Natixis Oakmark Global Fund dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved changes to the investment strategies of the Natixis Oakmark Global Fund (the "Fund"). Effective immediately, the Fund's principal investment strategies will be amended as described below.

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark Global Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in companies located in developed and emerging markets.

Natixis Oakmark Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 18, 2011 to the Natixis Equity Funds Class ABC Prospectus for Natixis Oakmark Global Fund dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved changes to the investment strategies of the Natixis Oakmark Global Fund (the "Fund"). Effective immediately, the Fund's principal investment strategies will be amended as described below.

The fourth sentence in the first paragraph under "Principal Investment Strategies" for Natixis Oakmark Global Fund is replaced with the following:

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in companies located in developed and emerging markets.